TRADE RECEIVABLE (Schedule of Trade Receivables) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Non-current
Trade receivables from third parties	$ 1,166	¥ 8,460	¥ 13,128
Less: Impairment allowance	(516)	(3,746)	(2,608)
Total of Non-current trade receivables	650	4,714	10,520
Current
Trade receivables from service concession agreement	4,036	29,276	22,927
Trade receivables from construction contracts	5,137	37,265	34,850
Less: Impairment allowance	(1,415)	(10,267)	(11,017)
Total of current trade receivables	7,758	56,274	46,760
Total	$ 8,408	¥ 60,988	¥ 57,280